Balance Sheet Details (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Fixed Assets and Accrued Liabilities

The following provides certain balance sheet details:

	December 31, 2014	September 30, 2015
Fixed Assets
Machinery and equipment	$2,922,303	$2,997,676
Furniture and office equipment	209,844	212,659
Computer equipment and software	681,508	756,365
Leasehold improvements	506,328	514,614
Financed equipment	878,447	1,157,455
Construction in process	72,172	12,739

	5,270,602	5,651,508
Less accumulated depreciation and amortization	4,608,180	4,796,300

Total fixed assets, net	$662,422	$855,208

Accrued Liabilities
Accrued interest	$33,125	$31,484
Accrued payroll	82,241	216,154
Accrued vacation	276,574	286,125
Accrued bonuses	302,763	286,557
Accrued sales commissions	—	63,167
Warrant liability	1,070	709
Other	4,130	32,534

Total accrued liabilities	$699,903	$916,730

The following provides certain balance sheet details:

	December 31, 2013	December 31, 2014
Fixed Assets
Machinery and equipment	$2,761,560	$2,922,303
Furniture and office equipment	209,844	209,844
Computer equipment and software	681,508	681,508
Leasehold improvements	373,653	506,328
Financed equipment	677,000	878,447
Construction in process	12,299	72,172

	4,715,864	5,270,602
Less accumulated depreciation and amortization	4,356,977	4,608,180

Total fixed assets, net	$358,887	$662,422

Accrued Liabilities
Accrued interest	$524,885	$33,125
Accrued payroll	125,299	82,241
Deferred wages	1,377,987	—
Accrued vacation	213,601	276,574
Accrued bonuses	—	302,763
Other	286	4,130

Total accrued liabilities	$2,242,058	$698,833